Additional analysis of debt securities	12 Months Ended
Dec. 31, 2020
Additional analysis of debt securities
Additional analysis of debt securities

C1.1Additional analysis of debt securities

This note provides additional analysis of the Group’s debt securities. With the exception of certain debt securities classified as ‘available-for-sale’ under IAS 39, which primarily relate to US insurance operations as disclosed below, the Group’s debt securities are carried at fair value through profit or loss.

(a)Holdings by consolidated investment funds of the Group

Of the $125,829 million of Group’s debt securities at 31 December 2020  (31 December 2019:  $134,570 million), the following amounts were held by consolidated investment funds:

	31 Dec 2020 $m			31 Dec 2019 $m
	Asia	US	Total	Total
Debt securities held by consolidated investment funds	15,928	1,145	17,073	22,113

(b)Additional analysis of US debt securities

Debt securities for US operations included in the statement of financial position comprise:

	31 Dec 2020 $m	31 Dec 2019 $m
Available-for-sale	34,650	57,091
Fair value through profit and loss	1,383	1,437
Total US debt securities	36,033	58,528

The corporate bonds held by the US insurance operations comprise:

	31 Dec 2020 $m	31 Dec 2019 $m
Publicly traded and SEC Rule 144A securities*	17,870	34,781
Non-SEC Rule 144A securities	8,684	9,842
Total US corporate bonds	26,554	44,623

*A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

(c)Movements in unrealised gains and losses on Jackson available-for-sale debt securities

The movement in the statement of financial position value for debt securities classified as available-for-sale from a net unrealised gain of $3,496 million at 31 December 2019 to a net unrealised gain of $3,396 million at 31 December 2020 is analysed in the table below.

		Changes in unrealised appreciation
		(depreciation) reflected in other
		comprehensive income
		Gains recycled to
		income statement	Unrealised
		on transfer of debt	gains (losses)
		securities to	arising in
	31 Dec 2020 $m	Athene	the year	31 Dec 2019 $m
		note D1.1
Assets fair valued at below book value
Book value	5,111			3,121
Unrealised loss	(144)		(117)	(27)
Fair value (as included in statement of financial position)	4,967			3,094
Assets fair valued at or above book value
Book value	26,143			50,474
Unrealised gain	3,540	(2,817)	2,834	3,523
Fair value (as included in statement of financial position)	29,683			53,997
Total
Book value	31,254			53,595
Net unrealised gain (loss)	3,396	(2,817)	2,717	3,496
Fair value (as included in the statement of financial position)	34,650			57,091

Book value represents cost or amortised cost of the debt securities. Jackson available-for-sale debt securities fair valued at below book value (in an unrealised loss position) is analysed further below.

(i)Fair value as a percentage of book value

The following table shows the fair value of the Jackson available-for-sale debt securities in a gross unrealised loss position for various percentages of book value:

	31 Dec 2020 $m		31 Dec 2019 $m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	4,902	(128)	3,083	(25)
Between 80% and 90%	13	(2)	11	(2)
Below 80%	52	(14)	—	—
Total	4,967	(144)	3,094	(27)

(ii)Unrealised losses by maturity of security

	31 Dec 2020 $m	31 Dec 2019 $m
1 year to 5 years	(12)	(1)
5 years to 10 years	(15)	(12)
More than 10 years	(115)	(7)
Mortgage-backed and other debt securities	(2)	(7)
Total	(144)	(27)

(iii)Age analysis of unrealised losses for the years indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	31 Dec 2020 $m			31 Dec 2019 $m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade*	Total	grade	grade*	Total
Less than 6 months	(15)	(118)	(133)	(1)	(20)	(21)
6 months to 1 year	(4)	(7)	(11)	(1)	(1)	(2)
1 year to 2 years	—	—	—	—	(1)	(1)
2 years to 3 years	—	—	—	—	(1)	(1)
More than 3 years	—	—	—	—	(2)	(2)
Total	(19)	(125)	(144)	(2)	(25)	(27)

*For Standard & Poor’s, Moody’s and Fitch rated debt securities, those with ratings range from AAA to BBB- are designated as investment grade. For NAIC rated debt securities, those with ratings 1 or 2 are designated as investment grade.

Further, the following table shows the age analysis of the securities at 31 December 2020 whose fair values were below 80 per cent of the book value by reference to the length of time the securities have been in an unrealised loss position (31 December 2019: nil):

	31 Dec 2020 $m
	Fair	Unrealised
Age analysis	value	loss
Less than 3 months	—	—
3 months to 6 months	51	(14)
More than 6 months	1	–
Total below 80%	52	(14)

(d)Asset-backed securities

The Group’s holdings in asset-backed securities (ABS) comprise residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralised debt obligations (CDO) funds and other asset-backed securities.

The US operations’ exposure to asset-backed securities comprises:

	31 Dec 2020 $m	31 Dec 2019 $m
RMBS
Sub-prime (31 Dec 2020: 1% AAA)	29	93
Alt-A (31 Dec 2020: 30% AAA, 41% A)	12	116
Prime including agency (31 Dec 2020: 90% AAA, 1% AA, 5% A)	224	862
CMBS (31 Dec 2020: 87% AAA, 5% AA, 4% A)	1,588	3,080
CDO funds (31 Dec 2020: 78% AAA, 8% AA, 14% A), $nil exposure to sub-prime	524	696
Other ABS (31 Dec 2020: 14% AAA, 6% AA, 68% A), $27 million exposure to sub-prime	856	1,168
Total US asset-backed securities	3,233	6,015

(e)Group bank debt exposure

The Group exposures held by the shareholder-backed business and with-profits funds in bank debt securities are analysed below. The table excludes assets held to cover linked liabilities and those of the consolidated investment funds.

Exposure to bank debt securities

	31 Dec 2020 $m					31 Dec 2019 $m
	Senior debt	Subordinated debt			Group	Group
Shareholder-backed business	Total	Tier 1	Tier 2	Total	total	total
Asia	902	175	242	417	1,319	993
Eurozone	223	4	12	16	239	337
United Kingdom	360	6	79	85	445	723
United States	1,464	7	81	88	1,552	3,134
Other	189	2	41	43	232	647
Total	3,138	194	455	649	3,787	5,834

With-profits funds
Asia	402	557	437	994	1,396	1,130
Eurozone	41	21	10	31	72	131
United Kingdom	198	11	106	117	315	155
United States	1,028	14	82	96	1,124	34
Other	186	8	204	212	398	284
Total	1,855	611	839	1,450	3,305	1,734

(f)Impairment of US available-for-sale debt securities and other financial assets

In accordance with the Group’s accounting policy set out in note A3.1, impairment reviews were performed for available-for-sale securities and loans and receivables.

During the year ended 31 December 2020, a charge for impairment net of recoveries of $62 million (2019: charge of $17 million; 2018: a credit of $19 million) was recognised for available-for-sale securities and loans and receivables held by Jackson.

Jackson, with the support of internal credit analysts, regularly monitors and reports on the credit quality of its holdings of debt securities.

In addition, there is a periodic review of its investments on a case-by-case basis to determine whether any decline in fair value represents an impairment. Investments in structured securities are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments (both interest and principal). Impairment charges are recorded on structured securities when the Company forecasts a contractual payment shortfall. Situations where such a shortfall would not lead to a recognition of a loss are rare. The impairment loss reflects the difference between the fair value and book value.

In 2020, the Group realised gross losses on sales of available-for-sale securities of $193 million (2019: $70 million; 2018: $55 million) with 69 per cent (2019: 51 per cent; 2018: 49 per cent) of these losses related to the disposal of fixed maturity securities of the top 10 individual issuers, which were disposed of to limit future credit loss exposure. Of the $193 million (2019: $70 million; 2018: $55 million), $148 million (2019: $28 million; 2018: $6 million) relates to losses on sales of impaired and deteriorating securities.

The effect of changes in the key assumptions that underpin the assessment of whether impairment has taken place depends on the factors described in note A3.1. A key indicator of whether such impairment may arise in future, and the potential amounts at risk, is the profile of gross unrealised losses for fixed maturity securities accounted for on an available-for-sale basis by reference to the time periods by which the securities have been held continuously in an unrealised loss position and by reference to the maturity date of the securities concerned.

For 2020, the amount of gross unrealised losses for fixed maturity securities classified as available-for-sale under IFRS in an unrealised loss position was $144 million (2019: $27 million; 2018: $1,178 million). Note B1.2 provides further details on the impairment charges and unrealised losses of Jackson’s available-for-sale securities.